Schedule of Effects of Reinsurance on Premiums and Contract Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effects of Reinsurance [Line Items]
Direct premiums and contract charges	$ 185,875	$ 163,745	$ 158,836
Total premiums and contract charges	167,112	144,590	138,166
Non-affiliate
Effects of Reinsurance [Line Items]
Assumed premiums and contract charges	672	652	741
Ceded premiums and contract charges	(17,705)	(18,200)	(20,032)
Affiliate
Effects of Reinsurance [Line Items]
Ceded premiums and contract charges	$ (1,730)	$ (1,607)	$ (1,379)